Off-balance sheet commitments received and contingent assets	3 Months Ended
Mar. 31, 2026
Off-Balance Sheet Commitments [Abstract]
Off-balance sheet commitments received and contingent assets	Off-balance sheet commitments received and contingent assets
Over the three-month period ended March 31, 2026, the Group has not received any significant additional commitment and has not identified any contingent assets susceptible to being recognized in the future.